Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2023-2
Statement to Securityholders
Determination Date: December 11, 2024

Payment Date	12/16/2024
Collection Period Start	11/1/2024
Collection Period End	11/30/2024
Interest Period Start	11/15/2024
Interest Period End	12/15/2024

Cut-Off Date Net Pool Balance	$1,228,970,492.55
Cut-Off Date Adjusted Pool Balance	$1,128,083,316.56

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Oct-24
Class A-2a Notes	$102,885,661.52	$13,383,111.37	$89,502,550.15	0.410788	Oct-26
Class A-2b Notes	$102,885,661.52	$13,383,111.37	$89,502,550.15	0.410788	Oct-26
Class A-3 Notes	$395,760,000.00	$—	$395,760,000.00	1.000000	Jun-28
Class A-4 Notes	$63,220,000.00	$—	$63,220,000.00	1.000000	Nov-28
Class B Notes	$11,270,000.00	$—	$11,270,000.00	1.000000	Dec-28
Class C Notes	$11,270,000.00	$—	$11,270,000.00	1.000000	Feb-29
Class D Notes	$11,270,000.00	$—	$11,270,000.00	1.000000	Dec-29
Total Notes	$698,561,323.04	$26,766,222.74	$671,795,100.30

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$761,285,586.92	$731,946,911.69	0.595577
YSOC Amount	$59,904,055.59	$57,331,603.10
Adjusted Pool Balance	$701,381,531.33	$674,615,308.59
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$2,820,208.29	$2,820,208.29
Reserve Account Balance	$2,820,208.29	$2,820,208.29

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	5.66300%	ACT/360	$—
Class A-2a Notes	$102,885,661.52	5.91000%	30/360	$506,711.88
Class A-2b Notes	$102,885,661.52	5.39563%	ACT/360	$478,031.16
Class A-3 Notes	$395,760,000.00	5.82000%	30/360	$1,919,436.00
Class A-4 Notes	$63,220,000.00	5.74000%	30/360	$302,402.33
Class B Notes	$11,270,000.00	4.78000%	30/360	$44,892.17
Class C Notes	$11,270,000.00	4.78000%	30/360	$44,892.17
Class D Notes	$11,270,000.00	4.78000%	30/360	$44,892.17
Total Notes	$698,561,323.04			$3,341,257.88

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$761,285,586.92	$731,946,911.69
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$701,381,531.33	$674,615,308.59
Number of Receivables Outstanding	41,178	40,502
Weighted Average Contract Rate	5.15%	5.16%
Weighted Average Remaining Term (months)	43.5	42.5

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$3,299,225.75
Principal Collections	$29,002,291.00
Liquidation Proceeds	$120,670.75
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$32,422,187.50
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$32,422,187.50

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$634,404.66	$634,404.66	$—	$—	$31,787,782.84
Interest - Class A-1 Notes	$—	$—	$—	$—	$31,787,782.84
Interest - Class A-2a Notes	$506,711.88	$506,711.88	$—	$—	$31,281,070.96
Interest - Class A-2b Notes	$478,031.16	$478,031.16	$—	$—	$30,803,039.80
Interest - Class A-3 Notes	$1,919,436.00	$1,919,436.00	$—	$—	$28,883,603.80
Interest - Class A-4 Notes	$302,402.33	$302,402.33	$—	$—	$28,581,201.47
First Allocation of Principal	$—	$—	$—	$—	$28,581,201.47
Interest - Class B Notes	$44,892.17	$44,892.17	$—	$—	$28,536,309.30
Second Allocation of Principal	$1,406,014.45	$1,406,014.45	$—	$—	$27,130,294.85
Interest - Class C Notes	$44,892.17	$44,892.17	$—	$—	$27,085,402.68
Third Allocation of Principal	$11,270,000.00	$11,270,000.00	$—	$—	$15,815,402.68
Interest - Class D Notes	$44,892.17	$44,892.17	$—	$—	$15,770,510.51
Fourth Allocation of Principal	$11,270,000.00	$11,270,000.00	$—	$—	$4,500,510.51
Reserve Account Deposit Amount	$—	$—	$—	$—	$4,500,510.51
Regular Principal Distribution Amount	$2,820,208.29	$2,820,208.29	$—	$—	$1,680,302.22
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$1,680,302.22
Remaining Funds to Certificates	$1,680,302.22	$1,680,302.22	$—	$—	$—
Total	$32,422,187.50	$32,422,187.50	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$59,904,055.59
Increase/(Decrease)	$(2,572,452.49)
Ending YSOC Amount	$57,331,603.10

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$701,381,531.33	$674,615,308.59
Note Balance	$698,561,323.04	$671,795,100.30
Overcollateralization (Adjusted Pool Balance - Note Balance)	$2,820,208.29	$2,820,208.29
Target Overcollateralization Amount	$2,820,208.29	$2,820,208.29
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$2,820,208.29
Beginning Reserve Account Balance	$2,820,208.29
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$2,820,208.29

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.05%	35	$336,384.23
Liquidation Proceeds of Defaulted Receivables[1]	0.02%	78	$120,670.75
Monthly Net Losses (Liquidation Proceeds)			$215,713.48
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.21%
Second Preceding Collection Period			0.16%
Preceding Collection Period			0.14%
Current Collection Period			0.35%
Four-Month Average Net Loss Ratio			0.21%
Cumulative Net Losses for All Periods			$1,866,992.31
Cumulative Net Loss Ratio			0.15%
[1] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.21%	72	$1,513,569.34
60-89 Days Delinquent	0.07%	21	$490,842.84
90-119 Days Delinquent	0.01%	4	$81,804.75
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.29%	97	$2,086,216.93

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		1	$15,455.04
Total Repossessed Inventory		7	$159,949.95

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		25	$572,647.59
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.08%
Second Preceding Collection Period			0.09%
Preceding Collection Period			0.08%
Current Collection Period			0.08%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of November 2024.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.68	0.09%	33	0.08%